CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS' EQUITY (DEFICIT) AND EQUITY INCENTIVE PLAN (Details 1) - Share option plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of options
Beginning Balance	10,378,813
Granted	6,017,685
Forfeited	(770,172)
Exercised	(1,465,534)
Ending Balance	14,160,792	10,378,813
Exercisable options	6,166,007
Weighted average exercise price
Beginning Balance	$ 3.69
Granted	15.13
Forfeited	10.31
Exercised	1.93
Ending Balance	8.38	$ 3.69
Exercisable options	$ 3.06
Weighted average remaining contractual term (in years)	7 years 8 months 1 day	7 years 6 months
Weighted average remaining contractual term (in years) - Exercisable options	5 years 11 months 15 days
Aggregate Intrinsic value
Balance	$ 159,366	$ 66,024
Exercised	25,937
Aggregate Intrinsic value - Exercisable options	$ 102,142